UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 – September 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Baywood SociallyResponsible Fund

BVSIX

:  Institutional Class

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.89%

How did the Fund perform in the last year?

While one can never be certain how the market will behave in the short run, we believe we have been building a portfolio to help protect our shareholders’ capital by purchasing companies with attractive growth potential at low relative prices while satisfying their socially responsible desires. It is our belief that the majority of risks in the market today are with the narrow set of companies that have been driving the indices to new highs.

For holdings in the period, consider the largest sector in the SociallyResponsible fund: the financial sector. Stocks in this sector often trade at low valuations, yet many of the companies in the SociallyResponsible fund have fundamentals as good if not better than many highly valued stocks in the broad market index. For comparison sake, take AIG, Corebridge, and American Express and compare them to some of the current top IT holdings in the broad market: Apple, Microsoft, and NVIDIA. Both sets of companies currently have similar earnings growth expectations at an average of 18% EPS growth (3-year) for fund holdings in the financial sector, and an average of 20% for the holdings in the broad market IT sector. Yet we are paying an average of 12 times earnings for our holdings versus an average multiple of 32 times earnings for the IT stocks.

For the fiscal year, the fund underperformed the very concentrated set of returns of the technology laden broad market. Value stocks clearly remain “out-of-favor”, yet the it’s difficult to imagine absolute returns of approximately 27% would be considered disappointing. The market’s preference towards highly valued stocks is represented in the fund’s new regulatory benchmark the Morningstar US Market, which owns Apple, Microsoft, NVIDIA, Amazon, Meta and Alphabet as top stocks. Without owning this narrow set of stocks, one is challenged to keep up with an index loaded up on these companies, yet that is not the goal of the SociallyResponsible fund.

The SociallyResponsible fund’s returns nearly matched the Value index’ 27%. That the fund generally kept up in such a strong market is not disappointing, especially when one considers how it has performed in weaker market periods or downdrafts. Stocks in the energy, health care and industrial sectors contributed most to returns, while holdings in the consumer staples and communication sectors detracted most from returns. It is not surprising that stocks within staples and communications lagged as these tend to be out-of-favor during major market advances. In consumer staples, however not owning Walmart detracted most from returns as the nearly 50% increase in the period buoyed benchmark sector returns. While Walmart is a well-run company, we do not believe the risk-reward equation is in our favor as investors are now paying nearly 30 times next year’s earnings. In health care, fund holdings in Royal Philips, which returned more than double the benchmark’s returns and almost five times the benchmark’s health care sector returns, contributed most to returns as the company continues to move past its quality control issues at the product level and medical equipment sales finally recover from the pandemic era sales slump.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com.

Total Return Based on a $10,000 Investment

Date	Institutional ClassFootnote Reference*	Morningstar US Market TR Index	Morningstar US Large Value TR Index
09/30/14	$10,000	$10,000	$10,000
12/31/14	$10,278	$10,514	$10,215
03/31/15	$10,142	$10,700	$10,069
06/30/15	$10,258	$10,709	$10,163
09/30/15	$9,230	$9,957	$9,423
12/31/15	$9,260	$10,587	$10,068
03/31/16	$9,165	$10,701	$10,415
06/30/16	$9,452	$10,979	$10,869
09/30/16	$10,005	$11,447	$11,113
12/31/16	$10,567	$11,904	$11,973
03/31/17	$10,889	$12,607	$12,273
06/30/17	$10,931	$12,994	$12,329
09/30/17	$11,424	$13,582	$12,932
12/31/17	$12,334	$14,460	$13,779
03/31/18	$11,918	$14,371	$13,347
06/30/18	$12,180	$14,905	$13,410
09/30/18	$12,871	$15,980	$14,341
12/31/18	$10,770	$13,729	$12,966
03/31/19	$12,063	$15,664	$14,304
06/30/19	$12,584	$16,321	$14,748
09/30/19	$12,651	$16,531	$15,219
12/31/19	$13,631	$18,016	$16,298
03/31/20	$9,478	$14,311	$12,208
06/30/20	$11,084	$17,457	$13,727
09/30/20	$11,796	$19,069	$14,132
12/31/20	$14,207	$21,782	$16,198
03/31/21	$16,149	$23,091	$17,838
06/30/21	$17,161	$25,023	$18,519
09/30/21	$16,880	$25,031	$18,286
12/31/21	$18,027	$27,398	$19,678
03/31/22	$18,361	$25,939	$20,000
06/30/22	$16,145	$21,569	$18,369
09/30/22	$15,770	$20,580	$17,066
12/31/22	$17,897	$22,075	$19,730
03/31/23	$18,150	$23,707	$19,872
06/30/23	$18,560	$25,721	$20,678
09/30/23	$18,466	$24,902	$20,426
12/31/23	$20,172	$27,911	$22,063
03/31/24	$21,789	$30,768	$24,025
06/30/24	$21,808	$31,837	$23,883
09/30/24	$23,584	$33,768	$25,955
Footnote	Description
Footnote*	Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional ClassFootnote Reference*	27.72%	13.27%	8.96%
Morningstar US Market TR Index	35.60%	15.36%	12.94%
Morningstar US Large Value TR Index	27.07%	11.27%	10.01%
Footnote	Description
Footnote*	Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$9,048,331
# of Portfolio Holdings	53
Portfolio Turnover Rate	23%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(96,214)

Top Ten Holdings

(% of investments)

Texas Pacific Land Corp.	4.51%
American Express Co.	4.30%
Kontoor Brands, Inc.	4.17%
Koninklijke Philips NV, ADR	3.97%
nVent Electric PLC	3.50%
International Business Machines Corp.	3.25%
NXP Semiconductors NV	2.99%
Kinder Morgan, Inc.	2.75%
CME Group, Inc.	2.75%
Berkshire Hathaway, Inc., Class B	2.61%

* excluding cash equivalents

Sector Weightings

(% total investments)

Utilities
1.0%
Transportation
1.4%
Basic Materials
3.9%
Consumer Staples
4.4%
Real Estate
4.6%
Communication Services
5.2%
Capital Goods / Industrials
6.9%
Consumer Discretionary
7.1%
Energy
9.8%
Technology
12.7%
Health Care
20.8%
Financials
22.2%
0%
5%
10%
15%
20%
25%

Value	Value
Financials	22.2%
Health Care	20.8%
Technology	12.7%
Energy	9.8%
Consumer Discretionary	7.1%
Capital Goods / Industrials	6.9%
Communication Services	5.2%
Real Estate	4.6%
Consumer Staples	4.4%
Basic Materials	3.9%
Transportation	1.4%
Utilities	1.0%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://www.skba.com/baywood-funds, including its:

  prospectus

  financial information

  holdings

  proxy information

Baywood SociallyResponsible Fund

BVSIX

:  Institutional Class

Annual Shareholder Report - September 30, 2024

217A-BVSIX-24

Baywood ValuePlus Fund

BVPIX

:  Institutional Class

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.70%

How did the Fund perform in the last year?

A short prologue regarding the inaugural Tailored Shareholder Report which mandates that funds be compared to broad indexes going forward. For context, the Baywood Funds have historically been compared to domestic value benchmarks, a suitable category given the strategies’ characteristics. Those categories have now been consigned of secondary importance. The quite sudden change in benchmark denotes that the Funds, decidedly value-oriented strategies, will from now on be compared to an index with an unequivocal tech bias. To wit, eight of the ten largest holdings in the Morningstar US Market TR Index can be broadly defined as Tech darlings and weigh in at a hefty 28% of the overall index. The culprits will be familiar: Apple, Microsoft, Nvidia, Amazon, Meta, Alphabet (both classes) and Broadcom. Such a concentration of the largest companies within a narrow subset of industries leaves very little real estate for the remaining 1200 companies vying for room in this index.

Comparison to this benchmark is slightly incongruous at this point in time since Baywood ValuePlus couldn’t be more dissimilar. One thing is clear. Over the foreseeable future, the two will undoubtedly perform very differently. Since your portfolio managers are significant shareholders in the Funds, our bet is on Baywood. Time will tell.

Fund performance for the twelve months ending September 30, 2024,  was driven firstly by increasing equity markets. Geopolitical and election year tensions increased noticeably yet markets responded overwhelmingly to the dictum “Don’t Fight the Fed.” By that, we refer to stocks tending to rise during times of easing monetary policy. First, European Union countries began to lower rates, soon followed by the U.S. Federal Reserve lowering its Fed Funds rate by 50 bp’s. Recent stock returns indeed remind us that cheap money tends to rekindle animal spirits.

Declining rates impact the entire capital markets structure, however, as central banks across many parts of the world declared an end to their restrictive monetary policies in the period. Companies with current high levels of debt at generationally low levels – we’ll call these companies corporate sinners – are able to refinance their obligations at less onerous interest rates than what was feared a few months ago. It is not simply the corporate sinners that are benefitting but any entity with financial leverage. With lower costs due to declining interest burdens, companies have the ability to increase spending elsewhere. One can see how the domino effect from central bank policies quickly impacts economic growth. There are of course many additional variables but at its core, monetary profligacy serves as a powerful tonic. We nevertheless believe those effects have mostly played themselves out and that conservatism is called for as reflected in the transactions engaged in the fund over the period.

Baywood ValuePlus participated in this broad rally as a number of our holdings increased over 30%. Royal Philips took the cake with its six-month return nearing 70%. One might presume shares to now be expensive yet despite the significant rally, shares in Philips trade below the market’s multiple and at approximately half the valuation levels of Apple, the largest holding in our new index. Our other medal-winners included Kontoor Brands, Hasbro, 3M and Healthcare Realty. The Fund’s worst performers in the period included Lear, Phillips 66, Conoco, Merck and Molson Coors.

The ValuePlus Fund seeks to achieve its returns over complete cycles by purchasing currently out-of-favor companies that demonstrate solid financials able to pay their shareholders in the form of dividends. The yield on the Fund is over twice that of our new primary benchmark while most of the Fund’s valuation benchmarks are at mere fractions. We believe we are well-positioned for the current market environment, especially considering the strategy has historically offered defensive characteristics.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com.

Total Return Based on a $10,000 Investment

Date	Institutional Class	Morningstar US Market TR Index	Morningstar US Large Value TR Index
09/30/14	$10,000	$10,000	$10,000
12/31/14	$10,344	$10,514	$10,215
03/31/15	$10,267	$10,700	$10,069
06/30/15	$10,226	$10,709	$10,163
09/30/15	$9,320	$9,957	$9,423
12/31/15	$9,875	$10,587	$10,068
03/31/16	$10,044	$10,701	$10,415
06/30/16	$10,455	$10,979	$10,869
09/30/16	$10,868	$11,447	$11,113
12/31/16	$11,613	$11,904	$11,973
03/31/17	$11,831	$12,607	$12,273
06/30/17	$11,953	$12,994	$12,329
09/30/17	$12,563	$13,582	$12,932
12/31/17	$13,487	$14,460	$13,779
03/31/18	$13,374	$14,371	$13,347
06/30/18	$13,591	$14,905	$13,410
09/30/18	$14,142	$15,980	$14,341
12/31/18	$12,109	$13,729	$12,966
03/31/19	$13,395	$15,664	$14,304
06/30/19	$13,732	$16,321	$14,748
09/30/19	$13,923	$16,531	$15,219
12/31/19	$14,958	$18,016	$16,298
03/31/20	$10,450	$14,311	$12,208
06/30/20	$12,348	$17,457	$13,727
09/30/20	$12,701	$19,069	$14,132
12/31/20	$15,037	$21,782	$16,198
03/31/21	$16,710	$23,091	$17,838
06/30/21	$17,602	$25,023	$18,519
09/30/21	$17,374	$25,031	$18,286
12/31/21	$18,346	$27,398	$19,678
03/31/22	$19,375	$25,939	$20,000
06/30/22	$17,570	$21,569	$18,369
09/30/22	$16,651	$20,580	$17,066
12/31/22	$19,121	$22,075	$19,730
03/31/23	$19,108	$23,707	$19,872
06/30/23	$19,616	$25,721	$20,678
09/30/23	$19,315	$24,902	$20,426
12/31/23	$21,281	$27,911	$22,063
03/31/24	$23,000	$30,768	$24,025
06/30/24	$22,569	$31,837	$23,883
09/30/24	$24,620	$33,768	$25,955

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	27.46%	12.08%	9.43%
Morningstar US Market TR Index	35.60%	15.36%	12.94%
Morningstar US Large Value TR Index	27.07%	11.27%	10.01%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$5,033,821
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(129,562)

Top Ten Holdings

(% of investments)

RTX Corp.	4.50%
Kontoor Brands, Inc.	3.88%
AT&T, Inc.	3.45%
International Business Machines Corp.	3.42%
Merck & Co., Inc.	3.04%
Koninklijke Philips NV, ADR	2.92%
Medtronic PLC	2.88%
Corebridge Financial, Inc.	2.83%
Kinder Morgan, Inc.	2.82%
ConocoPhillips	2.39%

* excluding cash equivalents

Sector Weightings

(% total investments)

Transportation
2.4%
Utilities
3.7%
Basic Materials
4.5%
Communication Services
5.1%
Real Estate
5.1%
Consumer Staples
8.1%
Consumer Discretionary
9.0%
Energy
9.4%
Capital Goods / Industrials
9.4%
Technology
10.3%
Health Care
13.3%
Financials
19.7%
0%
5%
10%
15%
20%

Value	Value
Financials	19.7%
Health Care	13.3%
Technology	10.3%
Capital Goods / Industrials	9.4%
Energy	9.4%
Consumer Discretionary	9.0%
Consumer Staples	8.1%
Real Estate	5.1%
Communication Services	5.1%
Basic Materials	4.5%
Utilities	3.7%
Transportation	2.4%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://www.skba.com/baywood-funds, including its:

  prospectus

  financial information

  holdings

  proxy information

Baywood ValuePlus Fund

BVPIX

:  Institutional Class

Annual Shareholder Report - September 30, 2024

217A-BVPIX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $27,600 in 2023 and $29,600 in 2024.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2023 and $0 in 2024.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,200 in 2023 and $6,400 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Annual Financials and Other Information
September 30, 2024
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.4%
Basic Materials - 4.3%
300 Air Products and Chemicals, Inc. $ 89,322
400 Packaging Corp. of America 86,160
600 Rio Tinto PLC, ADR 42,702
218,184
Capital Goods / Industrials - 9.0%
700 3M Co. 95,690
300 L3Harris Technologies, Inc. 71,361
110 Parker-Hannifin Corp. 69,500
1,800 RTX Corp. 218,088
454,639
Communication Services - 4.9%
7,600 AT&T, Inc. 167,200
1,900 Comcast Corp., Class A 79,363
246,563
Consumer Discretionary - 8.7%
500 Darden Restaurants, Inc. 82,065
400 Genuine Parts Co. 55,872
800 Hasbro, Inc. 57,856
2,300 Kontoor Brands, Inc. 188,094
200 Lowe's Cos., Inc. 54,170
438,057
Consumer Staples - 7.9%
800 Ingredion, Inc. 109,944
2,600 Kenvue, Inc. 60,138
1,110 Molson Coors Beverage Co., Class B 63,847
300 PepsiCo., Inc. 51,015
400 Target Corp. 62,344
250 The Hershey Co. 47,945
395,233
Energy - 9.0%
500 Chevron Corp. 73,635
1,100 ConocoPhillips 115,808
1,400 Equinor ASA, ADR 35,462
6,200 Kinder Morgan, Inc. 136,958
700 Phillips 66 92,015
453,878
Financials - 19.0%
1,500 Air Lease Corp. 67,935
1,100 American International Group, Inc. 80,553
1,100 Brookfield Asset Management, Ltd. 52,019
1,200 Citigroup, Inc. 75,120
500 CME Group, Inc. 110,325
4,700 Corebridge Financial, Inc. 137,052
1,200 MetLife, Inc. 98,976
3,000 Radian Group, Inc. 104,070
900 The Charles Schwab Corp. 58,329
1,100 Truist Financial Corp. 47,047
1,000 U.S. Bancorp 45,730
1,400 Wells Fargo & Co. 79,086
956,242
Health Care - 12.8%
140 Amgen, Inc. 45,109
700 Cardinal Health, Inc. 77,364
4,336 Koninklijke Philips NV, ADR
(a)
141,874
1,550 Medtronic PLC 139,547
1,300 Merck & Co., Inc. 147,628
3,200 Pfizer, Inc. 92,608
644,130
Real Estate - 5.0%
4,200 Healthcare Realty Trust, Inc. REIT 76,230
1,104 Realty Income Corp. REIT 70,016
2,600 VICI Properties, Inc. REIT 86,606
Shares Security Description Value
Real Estate - 5.0% (continued)
500 Weyerhaeuser Co. REIT $ 16,930
249,782
Technology - 9.9%
1,200 Cisco Systems, Inc. 63,864
750 International Business Machines Corp. 165,810
900 NetApp, Inc. 111,159
400 NXP Semiconductors NV 96,004
300 Texas Instruments, Inc. 61,971
498,808
Transportation - 2.3%
250 FedEx Corp. 68,420
200 Union Pacific Corp. 49,296
117,716
Utilities - 3.6%
700 American Electric Power Co., Inc. 71,820
1,200 Pinnacle West Capital Corp. 106,308
178,128
Total Common Stock (Cost $3,390,286) 4,851,360
Shares Security Description Value
Money Market Fund - 3.3%
168,206 First American Government Obligations
Fund, Class X, 4.82%
(b)
(Cost $168,206) 168,206
Investments, at value - 99.7% (Cost $3,558,492) $ 5,019,566
Other Assets & Liabilities, Net - 0.3% 14,255
Net Assets - 100.0% $ 5,033,821
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 5,019,566
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,019,566

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 4.3%
Capital Goods / Industrials 9.1%
Communication Services 4.9%
Consumer Discretionary 8.7%
Consumer Staples 7.9%
Energy 9.0%
Financials 19.1%
Health Care 12.8%
Real Estate 5.0%
Technology 9.9%
Transportation 2.3%
Utilities 3.6%
Money Market Fund 3.4%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $3,558,492) $ 5,019,566
Receivables:
Fund shares sold 2,109
Dividends 6,374
From investment advisor 11,586
Prepaid expenses 9,446
Total Assets
5,049,081
LIABILITIES
Accrued Liabilities:
Fund services fees 4,752
Other expenses 10,508
Total Liabilities
15,260
NET ASSETS
$ 5,033,821
COMPONENTS OF NET ASSETS
Paid-in capital $ 3,422,273
Distributable Earnings 1,611,548
NET ASSETS
$ 5,033,821
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 218,400
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 23.05

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,474) $ 158,399
Total Investment Income
158,399
EXPENSES
Investment advisor fees 22,305
Fund services fees 58,616
Transfer agent fees 19,380
Custodian fees 5,185
Registration fees 20,826
Professional fees 33,579
Trustees' fees and expenses 7,246
Shareholder reports 17,470
Other expenses 19,485
Total Expenses 204,092
`Fees waived and expenses reimbursed
(172,867)
Net Expenses
31,225
NET INVESTMENT INCOME
127,174
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 129,979
Net change in unrealized appreciation (depreciation) on investments
821,954
NET REALIZED AND UNREALIZED GAIN
951,933
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,079,107

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2024 2023
OPERATIONS
Net investment income $ 127,174 $ 120,020
Net realized gain 129,979 120,610
Net change in unrealized appreciation (depreciation) 821,954 275,694
Increase in Net Assets Resulting from Operations
1,079,107 516,324
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(240,472) (191,543)
CAPITAL SHARE TRANSACTIONS
Sale of shares 111,881 334,388
Reinvestment of distributions 239,380 191,229
Redemption of shares
(75,626) (164,807)
Increase in Net Assets from Capital Share Transactions
275,635 360,810
Increase in Net Assets
1,114,270 685,591
NET ASSETS
Beginning of Year
3,919,551 3,233,960
End of Year
$ 5,033,821 $ 3,919,551
SHARE TRANSACTIONS
Sale of shares 5,376 16,809
Reinvestment of distributions 11,622 9,826
Redemption of shares
(3,694) (8,369)
Increase in Shares
13,304 18,266

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 19.11 $ 17.31 $ 20.03 $ 14.96 $ 17.03
INVESTMENT OPERATIONS
Net investment income (a) 0.60 0.60 0.55 0.45 0.39
Net realized and unrealized gain (loss)
4.49 2.17 (1.26) 5.04 (1.86)
Total from Investment Operations
5.09 2.77 (0.71) 5.49 (1.47)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.56) (0.59) (0.49) (0.42) (0.38)
Net realized gain
(0.59) (0.38) (1.52) – (0.22)
Total Distributions to Shareholders
(1.15) (0.97) (2.01) (0.42) (0.60)
NET ASSET VALUE, End of Year
$ 23.05 $ 19.11 $ 17.31 $ 20.03 $ 14.96
TOTAL RETURN
27.46% 16.00% (4.16)% 36.80% (8.77)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 5,034 $ 3,920 $ 3,234 $ 3,389 $ 2,588
Ratios to Average Net Assets:
Net investment income 2.84% 3.08% 2.77% 2.39% 2.51%
Net expenses 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (b) 4.57% 4.75% 5.19% 5.66% 6.68%
PORTFOLIO TURNOVER RATE 22% 28% 48% 35% 40%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock.and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.6%
Basic Materials - 3.8%
200 Air Products and Chemicals, Inc. $ 59,548
5,900 Graphic Packaging Holding Co. 174,581
500 Packaging Corp. of America 107,700
341,829
Capital Goods / Industrials - 6.7%
800 3M Co. 109,360
13,000 Clarivate PLC
(a)
92,300
300 Cummins, Inc. 97,137
4,400 nVent Electric PLC 309,144
607,941
Communication Services - 5.1%
600 Alphabet, Inc., Class A 99,510
9,200 AT&T, Inc. 202,400
3,800 Comcast Corp., Class A 158,726
460,636
Consumer Discretionary - 7.0%
1,900 Aptiv PLC
(a)
136,819
900 Genuine Parts Co. 125,712
4,500 Kontoor Brands, Inc. 368,010
630,541
Consumer Staples - 4.3%
7,900 Kenvue, Inc. 182,727
1,600 Mondelez International, Inc., Class A 117,872
500 PepsiCo., Inc. 85,025
385,624
Energy - 9.6%
2,600 Devon Energy Corp. 101,712
11,000 Kinder Morgan, Inc. 242,990
3,000 Schlumberger NV 125,850
450 Texas Pacific Land Corp. 398,133
868,685
Financials - 21.6%
2,600 Air Lease Corp. 117,754
1,400 American Express Co. 379,680
3,100 American International Group, Inc. 227,013
500 Berkshire Hathaway, Inc., Class B
(a)
230,130
2,775 Brookfield Corp. 147,491
400 Cboe Global Markets, Inc. 81,948
1,100 CME Group, Inc. 242,715
7,000 Corebridge Financial, Inc. 204,120
700 Interactive Brokers Group, Inc. 97,552
4,050 W R Berkley Corp. 229,757
1,958,160
Health Care - 20.3%
1,500 AstraZeneca PLC, ADR 116,865
4,000 Avantor, Inc.
(a)
103,480
800 Becton Dickinson & Co. 192,880
1,400 Cardinal Health, Inc. 154,728
7,500 Fortrea Holdings, Inc.
(a)
150,000
10,708 Koninklijke Philips NV, ADR
(a)
350,366
650 Labcorp Holdings, Inc. 145,262
2,300 Medtronic PLC 207,069
1,800 Merck & Co., Inc. 204,408
200 Regeneron Pharmaceuticals, Inc.
(a)
210,248
1,835,306
Real Estate - 4.5%
10,000 Healthcare Realty Trust, Inc. REIT 181,500
2,071 Realty Income Corp. REIT 131,343
2,800 Weyerhaeuser Co. REIT 94,808
407,651
Shares Security Description Value
Technology - 12.4%
2,300 Cisco Systems, Inc. $ 122,406
1,100 Coherent Corp.
(a)
97,801
3,200 Corning, Inc. 144,480
3,600 Intel Corp. 84,456
1,300 International Business Machines Corp. 287,404
1,000 NetApp, Inc. 123,510
1,100 NXP Semiconductors NV 264,011
1,124,068
Transportation - 1.4%
500 Union Pacific Corp. 123,240
Utilities - 0.9%
900 WEC Energy Group, Inc. 86,562
Total Common Stock (Cost $5,367,986) 8,830,243
Shares Security Description Value
Money Market Fund - 4.3%
388,822 First American Government Obligations
Fund, Class X, 4.82%
(b)
(Cost $388,822) 388,822
Investments, at value - 101.9% (Cost $5,756,808) $ 9,219,065
Other Assets & Liabilities, Net - (1.9)% (170,734)
Net Assets - 100.0% $ 9,048,331
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 9,219,065
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 9,219,065

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 3.7%
Capital Goods / Industrials 6.6%
Communication Services 5.0%
Consumer Discretionary 6.9%
Consumer Staples 4.2%
Energy 9.4%
Financials 21.3%
Health Care 19.9%
Real Estate 4.4%
Technology 12.2%
Transportation 1.3%
Utilities 0.9%
Money Market Fund 4.2%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $5,756,808) $ 9,219,065
Receivables:
Fund shares sold 1,927
Dividends 10,579
From investment advisor 9,168
Prepaid expenses 9,633
Total Assets
9,250,372
LIABILITIES
Payables:
Investment securities purchased 185,563
Fund shares redeemed 12
Accrued Liabilities:
Fund services fees 5,229
Other expenses 11,237
Total Liabilities
202,041
NET ASSETS
$ 9,048,331
COMPONENTS OF NET ASSETS
Paid-in capital $ 5,363,015
Distributable Earnings 3,685,316
NET ASSETS
$ 9,048,331
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 511,901
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 17.68

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,355) $ 218,203
Total Investment Income
218,203
EXPENSES
Investment advisor fees 56,540
Fund services fees 64,384
Transfer agent fees 19,380
Custodian fees 5,336
Registration fees 18,687
Professional fees 33,833
Trustees' fees and expenses 7,551
Shareholder reports 19,164
Other expenses 20,765
Total Expenses 245,640
Fees waived and expenses reimbursed
(173,754)
Net Expenses
71,886
NET INVESTMENT INCOME
146,317
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 224,950
Net change in unrealized appreciation (depreciation) on investments
1,604,921
NET REALIZED AND UNREALIZED GAIN
1,829,871
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,976,188

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2024 2023
OPERATIONS
Net investment income $ 146,317 $ 135,177
Net realized gain 224,950 157,089
Net change in unrealized appreciation (depreciation) 1,604,921 809,424
Increase in Net Assets Resulting from Operations
1,976,188 1,101,690
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(304,037) (296,577)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,659,816 260,194
Reinvestment of distributions 297,165 290,272
Redemption of shares
(1,561,909) (910,587)
Increase (Decrease) in Net Assets from Capital Share Transactions
395,072 (360,121)
Increase in Net Assets
2,067,223 444,992
NET ASSETS
Beginning of Year
6,981,108 6,536,116
End of Year
$ 9,048,331 $ 6,981,108
SHARE TRANSACTIONS
Sale of shares 104,055 18,016
Reinvestment of distributions 19,247 20,068
Redemption of shares
(96,661) (63,325)
Increase (Decrease) in Shares
26,641 (25,241)

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 14.39 $ 12.80 $ 14.32 $ 10.18 $ 11.21
INVESTMENT OPERATIONS
Net investment income (a) 0.29 0.27 0.25 0.18 0.15
Net realized and unrealized gain (loss)
3.60 1.91 (1.14) 4.19 (0.90)
Total from Investment Operations
3.89 2.18 (0.89) 4.37 (0.75)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.26) (0.27) (0.21) (0.14) (0.15)
Net realized gain
(0.34) (0.32) (0.42) (0.09) (0.13)
Total Distributions to Shareholders
(0.60) (0.59) (0.63) (0.23) (0.28)
NET ASSET VALUE, End of Year
$ 17.68 $ 14.39 $ 12.80 $ 14.32 $ 10.18
TOTAL RETURN
27.72% 17.10% (6.58)% 43.10% (6.67)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 9,048 $ 6,981 $ 6,536 $ 6,766 $ 3,626
Ratios to Average Net Assets:
Net investment income 1.81% 1.88% 1.73% 1.31% 1.45%
Net expenses 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (b) 3.03% 3.12% 3.17% 3.76% 5.10%
PORTFOLIO TURNOVER RATE 23% 25% 22% 15% 30%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor, as defined in Note 3, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each
Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2024, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each
Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s statement of assets and liabilities.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services.
The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust.
The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the
Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2025, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2025, for Baywood Socially Responsible Fund.
Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended September 30, 2024, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of September 30, 2024, $426,774 and $430,466 in the
Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended September 30, 2024 were as follows:
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 22,305 $ 129,562 $ 21,000 $ 172,867
Baywood Socially Responsible Fund 56,540 96,214 21,000 173,754
Purchases Sales
Baywood Value Plus Fund $ 1,189,702 $ 949,599
Baywood Socially Responsible Fund 2,148,665 1,751,954

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Note 6. Federal Income Tax
As of September 30, 2024 , the cost for federal income tax purposes and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of September 30, 2024, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 3,541,292 $ 1,487,232 $ (8,958) $ 1,478,274
Baywood Socially Responsible Fund 5,756,245 3,482,350 (19,530) 3,462,820
Ordinary Income Long-Term Capital Gain Total
Baywood Value Plus Fund
2024 $ 119,009 $ 121,463 $ 240,472
2023 118,073 73,470 191,543
Baywood Socially Responsible Fund
2024 131,870 172,167 304,037
2023 129,507 167,070 296,577
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Net Unrealized
Appreciation Total
Baywood Value Plus Fund $ 1,415 $ 131,859 $ 1,478,274 $ 1,611,548
Baywood Socially Responsible Fund 2,001 220,495 3,462,820 3,685,316

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Baywood Value Plus Fund and Baywood Socially Responsible Fund
and the Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Baywood Value Plus
Fund and Baywood Socially Responsible Fund (the “Funds”), each a series of Forum Funds II, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated
November 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September
30, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 22, 2024

Baywood Funds
IMPORTANT TAX INFORMATION (Unaudited)
September 30, 2024

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. Baywood Value Plus Fund and
Baywood Socially Responsible Fund designate 97.30 % and 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% and 100.00 % for the qualified dividend rate (QDI), respectively.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, Baywood Value Plus Fund and Baywood Socially Responsible Fund
designated $121,463 and $172,167 as long-term capital gain dividends, respectively.

Baywood Funds
OTHER INFORMATION (Unaudited)
September 30, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
At the September 19, 2024 Board meeting (“September meeting”), the Board of Trustees of Forum Funds II, including the Trustees who are not “interested persons” of the Trust, met and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Funds (the “Advisory Agreement”).
In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. The
Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, and services provided to the Funds by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the
Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received and the presentation from the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the
Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board also considered the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the
Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective primary benchmarks and compared to independent peer groups of funds identified by a third-party, independent service provider, Strategic Insight, Inc. (“Strategic
Insight”), believed to have characteristics similar to those of the Funds.
The Board observed that the Socially Responsible Fund outperformed its primary benchmark index, the Morningstar US Large Value
Total Return Index, for the one- and five-year periods ended June 30, 2024, and underperformed its primary benchmark index for the three- and ten-year periods ended June 30, 2024, as well as the period since the Socially Responsible Fund’s inception on January
3, 2005. The Board observed that the Socially Responsible Fund outperformed the average of its Strategic Insight peers for the one-, three-, and five-year periods ended June 30, 2024 and underperformed the average of its Strategic Insight peers for the ten-year period ended June 30, 2024. The Board noted the Adviser’s representation that the Socially Responsible Fund’s relative outperformance during the short term could be attributed, at least in part, to sector allocation and stock selection. The Board also noted the Adviser’s representation that the Socially Responsible Fund’s underperformance over the longer term could be attributed, at least in part, to a

Baywood Funds
OTHER INFORMATION (Unaudited)
September 30, 2024

significant shareholder redemption that occurred prior to the Socially Responsible Fund’s reorganization into the Trust at the beginning of
2016, which disproportionately impacted the Socially Responsible Fund’s long-term performance. The Board further noted the Adviser’s representation that the Morningstar US Large Value Total Return Index did not have the same socially responsible investment constraints as those of the Socially Responsible Fund, which could result in performance variance versus the index.
The Board observed that the Value Plus Fund underperformed its primary benchmark index, the Morningstar US Large Value Total
Return Index, for the one-, three- and ten-year periods ended June 30, 2024 and outperformed the primary benchmark index for the five-
year period ended June 30, 2024 and for the period since the Value Plus Fund’s inception on June 27, 2008. The Board also observed that, based on the information provided by Strategic Insight, the Value Plus Fund outperformed the average of its Strategic Insight peers for the one-, three-, and five-year periods ended June 30, 2024 and underperformed the average of it Strategic Insight peers for the ten-year period ended June 30, 2024. The Board noted the Adviser’s representations that stock selection, particularly in the consumer discretionary, industrials, and health care space contributed to the Value Plus  Fund’s performance during the year. The Board also noted
the Adviser’s representation that the Value Plus  Fund’s active management style and value bias remained out of favor in the market relative to passive investment and growth-oriented strategies.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other considerations, the Board determined that the Funds could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds as compared to those of their respective Strategic Insight peer groups. The Board observed that the Adviser’s net management fee rates for each of the Funds were less than the medians of their respective Strategic Insight peer groups. The Board also observed that the net total expense ratio for the Value Plus Fund was less than the median of its Strategic Insight peer group and that, although the net total expense ratio for the Socially Responsible Fund was higher than the median of its Strategic Insight peer group, the Socially Responsible Fund’s net total expense ratio with within a narrow range of the median of its peers. Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rates charged to the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the information provided by the
Adviser regarding the costs and profitability of its Fund activities. The Board noted the Adviser’s representation that, as a result of the contractual expense limitation arrangement in place for each of the Funds, the Adviser was not earning any profit from its mutual fund operations but that the Adviser was willing to continue subsidizing the Funds in an effort to support growth initiatives. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board evaluated whether the Funds were benefitting, or may benefit in the future, from any economies of scale. In this respect, the Board considered the Funds’ fee structures, asset sizes, and net expense ratios. The Board noted the Adviser’s representation that economies of scale could be experienced if the Funds were to reach significantly higher asset levels but that, in light of the Funds’ current asset levels and the Adviser’s ongoing subsidization of the Funds, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and the materials presented, the Board concluded that other benefits

Baywood Funds
OTHER INFORMATION (Unaudited)
September 30, 2024

received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the
Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-ANR-0924

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 18, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 18, 2024